BUSINESS COMBINATION UNDER COMMON CONTROL - (Details) - CNY (¥) ¥ in Thousands		9 Months Ended	11 Months Ended		12 Months Ended
	Nov. 22, 2022	Sep. 30, 2021	Dec. 01, 2022	Nov. 22, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Jun. 30, 2020	Apr. 30, 2020	Dec. 31, 2019
Gallium business
Disclosure of detailed information about business combination [line items]
Cash consideration		¥ 395,624
Revenue		178,229				¥ 112,428
Net profit		32,315				26,219
Purchase consideration:
Cash paid		395,624
Total purchase consideration		395,624
Current assets		103,353				66,215
Non-current assets		70,660				74,270
Current liabilities		(3,770)				(7,037)
Non-current liabilities		(4,480)
Net assets		¥ 165,763				133,448				¥ 95,389
Chongqing Xinan Transportation
Disclosure of detailed information about business combination [line items]
Cash consideration								¥ 8,189
Purchase consideration:
Cash paid								¥ 8,189
Equity interest acquired (as a percent)								51.00%
Yunnan Aluminum
Disclosure of detailed information about business combination [line items]
Cash consideration	¥ 6,661,599			¥ 6,661,599
Revenue				44,816,260	¥ 41,668,819
Net profit				4,722,177	4,212,335
Purchase consideration:
Cash paid	6,661,599			6,661,599
Total purchase consideration	6,661,599			6,661,599
Current assets	7,784,570			7,784,570	5,360,494
Non-current assets	30,958,951			30,958,951	32,476,625
Current liabilities	(9,439,091)			(9,439,091)	(9,836,320)
Non-current liabilities	(4,130,537)			(4,130,537)	(7,090,461)
Net assets	25,173,893			25,173,893	20,910,338	9,965,000	¥ 16,104,000
Less: Non-controlling interests	3,318,207			3,318,207	2,719,017
Net assets attributable to owners of the company	¥ 21,855,686			¥ 21,855,686	18,191,321
Equity interest acquired (as a percent)	19.00%			19.00%
Percentage of equity interest agreed to dispose	19.00%
Number of shares held	1,009,202,685			1,009,202,685
Percentage of equity interest held	29.10%
Yunnan Aluminum | Yunnan Metallurgical Group Co., Ltd.
Disclosure of detailed information about business combination [line items]
Cash consideration	¥ 6,662,000			¥ 6,662,000
Purchase consideration:
Cash paid	¥ 6,662,000			¥ 6,662,000
Equity interest acquired (as a percent)	19.00%			19.00%
Number of shares agreed to dispose	658,911,907
Pingguo Aluminum
Disclosure of detailed information about business combination [line items]
Cash consideration			¥ 1,887,474
Revenue			437,080		463,874
Net profit			68,312		36,887
Purchase consideration:
Cash paid			1,887,474
Total purchase consideration			1,887,474
Current assets			428,011		319,694
Non-current assets			472,321		494,583
Current liabilities			(136,806)		(117,723)
Net assets			763,526		696,554	¥ 657,000	¥ 736,000
Less: Non-controlling interests			6,564		5,834
Net assets attributable to owners of the company			¥ 756,962		¥ 690,720
Equity interest acquired (as a percent)			100.00%
Henan Zhongzhou Logistics
Purchase consideration:
Equity interest acquired (as a percent)									100.00%